Related party transactions - Schedule of Income or Expenses with Related Parties (Detail) - Seaspan [Member] - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Arrangement Fees [Member]
Related Party Transaction [Line Items]
Expenses incurred with related parties	$ 0	$ 0	$ 1,800
Transaction Fees [Member]
Related Party Transaction [Line Items]
Expenses incurred with related parties	0	0	2,300
Management Fees [Member]
Related Party Transaction [Line Items]
Income earned from related parties	0	900	4,400
Supervision Fees [Member]
Related Party Transaction [Line Items]
Income earned from related parties	0	0	1,300
Interest Expense [Member]
Related Party Transaction [Line Items]
Expenses incurred with related parties	26,900	19,400	0
Interest Income [Member]
Related Party Transaction [Line Items]
Income earned from related parties	$ 0	$ 400	$ 2,700